Leases - Summary of Lease Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Beginning balance	$ 87
Adoption of IFRS 16 (Note 4)	5,810
Acquisitions (Note 14)	17,016	$ 86
Additions	936
Disposals	(968)
Interest	1,157	1
Principal payments	(2,090)
Ending balance	21,948	87
Less current portion	(972)	(42)
Long term lease obligations	$ 20,976	$ 45